LOSS PER SHARE (Details) - TRY (₺)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Jul. 05, 2021	May 25, 2021	Jun. 24, 2019
LOSS PER SHARE
Loss for the period attributable to equity holders of the Parent Company	₺ (700,078)	₺ (474,516)		₺ (131,647)
Weighted average number of shares with face value of TRY0,20 each	304,764	284,328		284,328
Basic earnings per share	₺ (2.30)	₺ (1.67)	[1]	₺ (0.46)	[1]
Diluted earnings per share	(2.30)	(1.67)		₺ (0.46)
Face value	₺ 0.20	₺ 1					₺ 0.20	₺ 1
Number of shares issued	325,998,290	56,865,658				325,998,000	284,328,290

[1]	Certain figures are re-presented compared to the published financial statements as of 31 December 2020 and 31 December 2019. For further information, refer to note 2.5